Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-42670
Entity Registrant Name	Kochav Defense Acquisition Corp.
Entity Central Index Key	0002053799
Entity Tax Identification Number	98-1836086
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	575 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	257-4214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	KCHVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KCHV
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-seventh (1/7) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-seventh (1/7) of one Class A ordinary share
Trading Symbol	KCHVR
Security Exchange Name	NASDAQ